Payments, by Government - 12 months ended Jun. 30, 2025 - USD ($) $ in Millions		Taxes	Royalties	Fees	Infrastructure	Total Payments	Corporate income tax	Royalty-related income tax	Other payments	Total payments to governments
Total	[1]	$ 7,266.5	$ 2,617.1	$ 43.0	$ 11.7	$ 9,938.3	$ 6,003.6	$ 1,262.9	$ 424.3	$ 10,362.7
Australia
Total		3,898.9	2,502.5	30.4	0.9	6,432.6	3,898.9		378.9	6,811.5
Australia | Australian Taxation Office
Total		3,898.9				3,898.9	3,898.9		36.0	3,934.8
Australia | Australian Communications and Media Authority
Total				0.2		0.2				0.2
Australia | Central Highlands Regional Council (Queensland)
Total									0.3	0.3
Australia | City of Kalgoorlie-Boulder (Western Australia)
Total									0.2	0.2
Australia | City of Kwinana (Western Australia)
Total									0.1	0.1
Australia | City of Rockingham (Western Australia)
Total									0.1	0.1
Australia | Clean Energy Regulator
Total									3.8	3.8
Australia | Coal Mining Industry (Long Service Leave Funding) Corporation
Total									20.1	20.1
Australia | Isaac Regional Council (Queensland)
Total									7.8	7.8
Australia | Mackay Regional Council (Queensland)
Total									0.6	0.6
Australia | Municipal Council of Roxby Downs (South Australia)
Total									1.5	1.5
Australia | Muswellbrook Shire Council (New South Wales)
Total					0.1	0.1			2.8	2.9
Australia | Shire of Ashburton (Western Australia)
Total									0.7	0.7
Australia | Shire of East Pilbara (Western Australia)
Total									5.8	5.8
Australia | Shire of Leonara (Western Australia)
Total									1.0	1.0
Australia | Shire of Ngaanyatjarraku (Western Australia)
Total									0.1	0.1
Australia | Shire of Wiluna (Western Australia)
Total									1.4	1.4
Australia | State of New South Wales
Total			164.9	2.7		167.6			12.1	179.6
Australia | State of Queensland
Total			498.9	1.3		500.2			68.1	568.3
Australia | State of South Australia
Total			160.3	5.8		166.1			44.3	210.4
Australia | State of Victoria
Total									7.7	7.7
Australia | State of Western Australia
Total			1,678.4	19.9	0.8	1,699.1			145.4	1,844.6
Australia | The Office of the National Rail Safety Regulator
Total				0.4		0.4				0.4
Australia | Town of Port Hedland (Western Australia)
Total									18.9	18.9
Australia | Other Australian governments
Total				0.1		0.1			0.1	0.2
Brazil
Total		5.8	2.4			8.2	5.8		0.9	9.1
Brazil | Federal Tax Revenue Ministry
Total		5.8				5.8	5.8		0.9	6.7
Brazil | National Mining Agency
Total			2.4			2.4				2.4
Canada
Total		25.0		8.3	10.8	44.1	25.0		4.7	48.8
Canada | Canada Revenue Agency
Total		26.7				26.7	26.7		0.8	27.5
Canada | Finances Quebec
Total		(0.5)				(0.5)	(0.5)		0.1	(0.4)
Canada | Government of British Columbia
Total		(1.1)				(1.1)	(1.1)			(1.1)
Canada | Government of Saskatchewan
Total				8.3		8.3				8.3
Canada | Ontario Ministry of Revenue
Total									0.3	0.3
Canada | Rural Municipality of Leroy (Saskatchewan)
Total					2.7	2.7			3.2	5.9
Canada | Rural Municipality of Prairie Rose (Saskatchewan)
Total					6.7	6.7			0.1	6.8
Canada | Rural Municipality of Usborne
Total					$ 1.3	1.3				1.3
Canada | Other Canadian governments
Total									0.2	0.2
Chile
Total		3,065.2	112.3	3.8		3,181.3	1,802.3	1,262.9	30.9	3,212.2
Chile | Servicio De Impuestos Internos
Total		3,065.2	$ 112.3	3.8		3,181.3	1,802.3	$ 1,262.9	30.9	3,212.2
China
Total		8.9				8.9	8.9			8.9
China | China Tax Bureau
Total		8.9				8.9	8.9			8.9
Ecuador
Total				0.1		0.1			0.2	0.2
Ecuador | Servicio De Rentas Internas
Total									0.1	0.1
Ecuador | Other Ecuador governments
Total				0.1		0.1			0.1	0.1
India
Total		0.5				0.5	0.5			0.5
India | Income Tax Department
Total		0.5				0.5	0.5			0.5
Japan
Total		0.5				0.5	0.5			0.5
Japan | National Tax Agency
Total		0.5				0.5	0.5			0.5
Malaysia
Total		1.2				1.2	1.2		0.2	1.4
Malaysia | Inland Revenue Board
Total		1.2				1.2	1.2			1.2
Malaysia | Human Resources Development Corp.
Total									0.2	0.2
Netherlands
Total		4.4				4.4	4.4			4.4
Netherlands | Tax and Customs Administration
Total		4.4				4.4	4.4			4.4
Peru
Total		18.7				18.7	18.7			18.7
Peru | National Superintendency of Customs and Tax Administration
Total		18.7				18.7	18.7			18.7
Philippines
Total		0.8				0.8	0.8		0.5	1.2
Philippines | Bureau of Internal Revenue
Total		0.5				0.5	0.5		0.5	1.0
Philippines | City of Taguig
Total		0.3				0.3	0.3			0.3
Singapore
Total		70.2				70.2	70.2			70.2
Singapore | Inland Revenue Authority of Singapore
Total		70.2				70.2	70.2			70.2
Switzerland
Total		3.5				3.5	3.5		0.1	3.6
Switzerland | Canton of Zug
Total		3.5				3.5	3.5		0.1	3.6
United Kingdom
Total		56.0				56.0	56.0		4.6	60.6
United Kingdom | City of Westminster
Total									0.8	0.8
United Kingdom | HM Revenue & Customs
Total		56.0				56.0	56.0		3.8	59.8
United States of America
Total		106.9		0.4		107.4	106.9		3.5	110.8
United States of America | Arizona Department of Economic Security
Total									0.1	0.1
United States of America | Arizona Department of Revenue
Total				0.1		0.1				0.1
United States of America | Gila County Treasurer
Total									0.1	0.1
United States of America | Pinal County Sheriff's Office
Total									0.4	0.4
United States of America | Texas Comptroller
Total		0.1				0.1	0.1			0.1
United States of America | U.S. Department of the Treasury
Total		$ 106.8				106.8	$ 106.8		2.8	109.6
United States of America | U.S. Nuclear Regulatory Commission
Total				0.2		0.2				0.2
United States of America | Utah State Tax Commission
Total				$ 0.1		$ 0.1				0.1
United States of America | Other US governments
Total									$ 0.2	$ 0.2

[1]	Figures are rounded to the nearest decimal point. As a result, there may be discrepancies in the subtotals or totals due to rounding.